Operating Expenses - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) Employees	Dec. 31, 2024 EUR (€) Employees	Dec. 31, 2023 EUR (€) Employees
Rental income from investment property, net of direct operating expense [abstract]
C-band repurposing expenses	€ 1	€ 1	€ 2
Staff costs	495	402	409
Restructuring charges related to staff	€ 41	€ 54	€ 27
Number of employees | Employees	3,830	2,118	2,294
Restructuring charges optimisation programme	€ 3	€ 9	€ 0
C-band repurposing expenses	1	4	16
Merger and acquisition development and implementation costs	€ 83	55	9
Infrastructure costs		3
Purchase of satellite capacity	50.00%
Share of revenue remitted to counterparty	50.00%
Staff costs related to mergers and acquisitions	€ 12	0	0
Other expenses, by nature	348	236	244
Non Recurring advisory charges	16	€ 0	0
Non Recurring Other charges	€ 4
Non recurring specific business taxes			€ 9